Commitments And Contingencies - Summary of Future Minimum Annual Payments Under Noncancelable Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Remaining period of 2020	$ 405
2020		$ 1,510
2021	1,595	1,454
2022	1,439	1,271
2023	1,026	841
2024	648	592
Thereafter	2,789	2,789
Total Payments	7,902	8,457
Less amount representing interest	(4,006)	(4,496)
Present value of minimum capital lease payments	3,896	3,961
Remaining period of 2020	192
Finance Lease, Liability, to be Paid, Year One	778	459
Finance Lease, Liability, to be Paid, Year Two	788	769
Finance Lease, Liability, to be Paid, Year Three	808	788
Finance Lease, Liability, to be Paid, Year Four	827	808
Finance Lease, Liability, to be Paid, After Year Four	4,607
Finance Lease, Liability, to be Paid, Year Five		827
Finance Lease, Liability, to be Paid, After Year Five		4,607
Total Payments	8,000	8,258
Remaining period of 2020	446
2020		1,097
2021	1,679	848
2022	1,303	637
2023	1,075	417
2024	709	46
Thereafter	307
Total Payments	$ 5,519	$ 3,045